Acquisitions (Schedule of Acquisition) (Detail) € in Millions, £ in Millions, $ in Millions																							6 Months Ended		12 Months Ended
	Feb. 25, 2015 USD ($)	Feb. 23, 2015 USD ($)	Feb. 23, 2015 USD ($)	Jan. 06, 2015 USD ($)	Jan. 03, 2015	Jan. 01, 2015 USD ($)	Jul. 03, 2014 USD ($)	Jul. 03, 2014 EUR (€)	Jul. 01, 2014 USD ($)	Jul. 01, 2014 EUR (€)	May. 16, 2014 USD ($)	May. 16, 2014 GBP (£)	Mar. 04, 2014 USD ($)	Oct. 02, 2013 USD ($)	Oct. 01, 2013 USD ($)	Aug. 01, 2013 USD ($)	May. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 14, 2012 USD ($)	Oct. 01, 2012 USD ($)	Aug. 31, 2012 USD ($)	Jul. 02, 2012 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)
Business Acquisition [Line Items]
Goodwill																							$ 1,222.2		$ 1,224.4	$ 866.7	$ 688.8
Net consideration paid																							$ 117.7	$ 126.5	$ 855.7	393.3	2,480.7
Atlanta NAP [Member]
Business Acquisition [Line Items]
Acquisition date							Jul. 01, 2014	Jul. 01, 2014																	Jul. 01, 2014
Other current assets									$ 0.2
Property and equipment									7.0
Intangibles									21.0
Goodwill									25.2
Total assets acquired									53.4
Current liabilities									1.5
Total liabilities assumed									1.5
Net assets acquired									51.9
Net consideration paid							$ 51.9
Neo Telecoms [Member]
Business Acquisition [Line Items]
Acquisition date							Jul. 01, 2014	Jul. 01, 2014																	Jul. 01, 2014
Cash									4.2
Other current assets									9.5
Property and equipment									31.3
Intangibles									26.4
Goodwill									32.5
Other assets									2.3
Total assets acquired									106.2
Current liabilities									13.5
Deferred revenue									3.7
Deferred tax liability, net									7.6
Other liabilities									3.3
Total liabilities assumed									28.1
Net assets acquired									78.1
Less cash acquired									(4.2)
Net consideration paid							$ 73.9	€ 54.1	$ 73.9	€ 54.1														$ 73.9	$ 73.9
Ideatek Systems, Inc., [Member]
Business Acquisition [Line Items]
Acquisition date					Jan. 01, 2015	Jan. 01, 2015																			Jan. 01, 2015
Other current assets						$ 0.8
Property and equipment						32.3
Deferred tax assets, net						3.1
Intangibles						7.6
Goodwill						39.0
Total assets acquired						82.8
Current liabilities						4.4
Deferred revenue						25.7
Total liabilities assumed						30.1
Net assets acquired						52.7
Net consideration paid				$ 52.7		$ 52.7																			$ 52.7
Latisys Holdings, LLC [Member]
Business Acquisition [Line Items]
Acquisition date	Feb. 23, 2015		Feb. 23, 2015																						Feb. 23, 2015
Cash		$ 9.4	$ 9.4
Other current assets		17.2	17.2
Property and equipment		222.9	222.9
Deferred tax assets, net		0.4	0.4
Intangibles		250.2	250.2
Goodwill		274.7	274.7
Other assets		5.0	5.0
Total assets acquired		779.8	779.8
Current liabilities		10.0	10.0
Deferred revenue		3.1	3.1
Deferred tax liability, net		79.5	79.5
Total liabilities assumed		92.6	92.6
Net assets acquired		687.2	687.2
Less cash acquired		(9.4)	(9.4)
Net consideration paid	$ 677.5	$ 677.5	$ 677.8																						$ 677.5
Corelink Data Centers, LLC [Member]
Business Acquisition [Line Items]
Acquisition date																Aug. 01, 2013									Aug. 01, 2013
Cash																$ 0.1
Other current assets																0.5
Property and equipment																15.9
Intangibles																0.2
Goodwill																2.9
Other assets																0.5
Total assets acquired																20.1
Current liabilities																0.7
Deferred revenue																0.2
Capital lease obligations																14.2
Deferred tax liability, net																3.0
Total liabilities assumed																18.1
Net assets acquired																2.0
Less cash acquired																(0.1)
Net consideration paid																0.3
Net consideration paid																$ 1.9
Access Communications, Inc [Member]
Business Acquisition [Line Items]
Acquisition date															Oct. 01, 2013										Oct. 01, 2013
Cash															$ 1.2
Other current assets															2.3
Property and equipment															11.5
Intangibles															18.0
Goodwill															24.0
Total assets acquired															57.0
Current liabilities															1.0
Deferred revenue															5.1
Deferred tax liability, net															9.6
Total liabilities assumed															15.7
Net assets acquired															41.3
Less cash acquired															(1.2)
Net consideration paid															$ 40.1											40.1
Fiberlink, LLC [Member]
Business Acquisition [Line Items]
Acquisition date														Oct. 02, 2013											Oct. 02, 2013
Other current assets														$ 0.8
Property and equipment														15.9
Deferred tax assets, net														7.7
Intangibles														19.3
Goodwill														19.8
Other assets														0.1
Total assets acquired														63.6
Current liabilities														1.3
Deferred revenue														19.2
Total liabilities assumed														20.5
Net assets acquired														43.1
Net consideration paid														$ 43.1												43.1
CoreXchange [Member]
Business Acquisition [Line Items]
Acquisition date													Mar. 04, 2014												Apr. 03, 2014
Other current assets													$ 0.6
Property and equipment													3.1
Deferred tax assets, net													0.2
Intangibles													11.0
Goodwill													3.4
Total assets acquired													18.3
Current liabilities													0.5
Deferred revenue													0.4
Capital lease obligations													0.2
Total liabilities assumed													1.1
Net assets acquired													17.2
Net consideration paid													$ 17.2												$ (0.3)	17.5
Geo Networks Limited [Member]
Business Acquisition [Line Items]
Acquisition date											May 16, 2014	May 16, 2014													May 16, 2014
Cash											$ 13.7
Other current assets											8.8
Property and equipment											220.4
Intangibles											60.8
Goodwill											113.8
Other assets											9.8
Total assets acquired											427.3
Current liabilities											34.8
Deferred revenue											45.1
Deferred tax liability, net											38.2
Other liabilities											3.2
Total liabilities assumed											121.3
Net assets acquired											306.0
Less cash acquired											(13.7)
Net consideration paid											$ 292.3	£ 174.3														$ 292.3
Abovenet, Inc [Member]
Business Acquisition [Line Items]
Acquisition date																						Jul. 02, 2012			Jul. 02, 2012
Cash																						$ 141.6
Other current assets																						46.5
Property and equipment																						1,477.3
Deferred tax assets, net																						42.1
Intangibles																						480.4
Goodwill																						381.6
Other assets																						12.6
Total assets acquired																						2,582.1
Current liabilities																						78.4
Deferred revenue																						146.0
Other liabilities																						6.1
Total liabilities assumed																						230.5
Net assets acquired																						2,351.6
Less cash acquired																						(141.6)
Net consideration paid																						$ 2,210.0					2,210.0
FiberGate [Member]
Business Acquisition [Line Items]
Acquisition date																					Aug. 31, 2012				Aug. 31, 2012
Cash																					$ 2.3
Other current assets																					4.9
Property and equipment																					59.0
Intangibles																					35.9
Goodwill																					53.8
Total assets acquired																					155.9
Current liabilities																					1.5
Deferred revenue																					2.5
Deferred tax liability, net																					31.3
Total liabilities assumed																					35.3
Net assets acquired																					120.6
Less cash acquired																					(2.3)
Net consideration paid																					$ 118.3						118.3
USCarrier Telecom, LLC [Member]
Business Acquisition [Line Items]
Acquisition date																				Oct. 01, 2012					Oct. 01, 2012
Other current assets																				$ 1.3
Property and equipment																				19.4
Deferred tax assets, net																				2.0
Intangibles																				6.8
Goodwill																				5.4
Total assets acquired																				34.9
Current liabilities																				3.7
Deferred revenue																				2.2
Total liabilities assumed																				5.9
Net assets acquired																				28.9
Cost method investment in USCarrier																				(12.8)
Net consideration paid																				$ 16.1							16.1
First Telecom Services, LLC [Member]
Business Acquisition [Line Items]
Acquisition date																			Dec. 14, 2012						Dec. 14, 2012
Other current assets																			$ 5.9
Property and equipment																			63.5
Deferred tax assets, net																			19.2
Intangibles																			17.1
Goodwill																			48.4
Other assets																			0.1
Total assets acquired																			154.2
Current liabilities																			4.6
Deferred revenue																			39.9
Total liabilities assumed																			44.5
Net assets acquired																			109.7
Net consideration paid																			$ 109.7								109.7
Litecast/Balticore, LLC [Member]
Business Acquisition [Line Items]
Acquisition date																			Dec. 14, 2012						Dec. 31, 2012
Other current assets																			$ 0.3
Property and equipment																			0.4
Intangibles																			12.5
Goodwill																			9.9
Total assets acquired																			23.1
Current liabilities																			0.2
Deferred revenue																			0.7
Total liabilities assumed																			0.9
Net assets acquired																			22.2
Net consideration paid																		$ 22.2	$ 22.2								22.2
Core NAP, LP [Member]
Business Acquisition [Line Items]
Acquisition date																	May 31, 2013								May 31, 2013
Other current assets																	$ 0.2
Property and equipment																	2.5
Intangibles																	4.1
Goodwill																	1.0
Total assets acquired																	7.8
Current liabilities																	0.5
Other liabilities																	0.2
Total liabilities assumed																	0.7
Net assets acquired																	7.1
Net consideration paid																	$ 7.1										$ 7.1